Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2018
Financing Income Expenses Net Schedule Of Financing Income Expenses Net
Schedule of Financing Income (Expenses), Net
	For the Year Ended December 31,
	2018	2017	2016
	$ Thousands

Interest income from bank deposits	4,360	640	2,269
Interest income from deferred payment	14,166	-	-
Interest income from associated company	8,494
Net change from change in exchange rates	1,129	2,259	5,448
Net change in fair value of derivative financial instruments	-	-	6
Other income	443	5	1
Financing income	28,592	2,904	7,724
Interest expenses to banks and others	(30,382)	(59,514)	(45,317)
Net change in fair value of derivative financial instruments	-	(1,168)	-
Other expenses	-	(9,484)	(1,959)
Financing expenses	(30,382)	(70,166)	(47,276)
Net financing expenses recognized in the statement of profit and loss	(1,790)	(67,262)	(39,552)